Account Payable	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Account Payable

Note 12 — Account Payable

Account payable consists of the following:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Purchase of goods and services	13,405,894	20,872,743	2,969,603

Accounts payable primarily consist of amounts due to third-party suppliers for the purchase of goods and services in the ordinary course of business. The balances are unsecured, non-interest bearing, and are generally due within one year.

As of December 31, 2024 and 2025, accounts payable amounted to RMB 13,405,894 and RMB 20,872,743 (USD 2,969,603), respectively.